Cover Page	Aug. 07, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	JOUNCE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37998
Entity Tax Identification Number	45-4870634
Entity Address, Address Line One	780 Memorial Drive
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(857)
Local Phone Number	259-3840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	JNCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001640455
Amendment Flag	false